Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Member]
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$ (90,598)	$ 76,217	$ (210,687)	$ 40,860
Denominator:
Weighted average common stock, basic and diluted	1,328,809	14,645,135	1,526,615	14,645,135
Basic and diluted net (loss) income per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0
Non-redeemable Common Stock [Member]
Numerator:
Net (loss) income allocable to Class A common stock subject to possible redemption	$ (291,245)	$ 17,995	$ (589,534)	$ 9,647
Denominator:
Weighted average common stock, basic and diluted	4,271,712	3,457,807	4,271,712	3,457,807	3,189,105	3,457,807
Basic and diluted net (loss) income per share, common stock	$ (0.06)	$ 0.01	$ (0.14)	$ 0